Consolidated Statements of Financial Position - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash & cash equivalents	$ 847,638,000	$ 707,206,000
Accounts receivable	18,674,000	16,678,000
Inventories	149,203,000	47,686,000
Prepaid expenses	16,667,000	9,589,000
Income tax receivable	4,488,000	13,471,000
Current assets	1,036,670,000	794,630,000
Non-current assets
Other long-term assets	115,887,000	255,329,000
Mining interests and plant and equipment	5,804,199,000	1,496,926,000
Intangible asset	89,697,000	0
Deferred tax assets	34,083,000	10,732,000
Total assets	7,080,536,000	2,557,617,000
Current liabilities
Accounts payable and accrued liabilities	235,950,000	139,183,000
Dividends payable	50,268,000	12,577,000
Share based liabilities	25,745,000	36,783,000
Lease obligations	6,896,000	10,176,000
Income tax payable	141,513,000	188,450,000
Provisions	71,976,000	29,776,000
Current liabilities	532,348,000	416,945,000
Non-current liabilities
Share based liabilities	8,618,000	18,474,000
Lease obligations	19,275,000	5,140,000
Provisions	164,807,000	43,987,000
Deferred proceeds	77,575,000	0
Deferred tax liabilities	1,192,982,000	256,317,000
Total liabilities	1,995,605,000	740,863,000
Shareholders' equity
Share capital	3,289,497,000	886,309,000
Reserves	31,244,000	28,843,000
Accumulated other comprehensive income	235,709,000	14,571,000
Retained earnings	1,528,481,000	887,031,000
Shareholders' equity	5,084,931,000	1,816,754,000
Liabilities and shareholders' equity	$ 7,080,536,000	$ 2,557,617,000